SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.215	3.456	3.748
Increase (decrease) during the year: Exchange rate of one US dollar		(6.97%)	(7.79%)	8.10%
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		5.1967	4.0307	3.8748
Increase (decrease) during the year: Exchange rate of one US dollar		28.93%	4.02%	17.13%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Israeli consumer price index	[1]	113.84	114.63	113.95
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	(0.69%)	0.60%	0.80%

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.